Loans - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 10,306	$ 4,396
Loans collectively evaluated for impairment	419,016	401,209
Total Gross Loans	429,322	405,605
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	10,306	4,396
Loans collectively evaluated for impairment	337,668	326,093
Total Gross Loans	347,974	330,489
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	67,328	59,126
Total Gross Loans	67,328	59,126
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	14,020	15,990
Total Gross Loans	$ 14,020	$ 15,990